Intangible Assets - Disclosure of detailed information about intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets
Balance at beginning of period	$ 987,000
Write-off	(162,500)
Balance at end of period	831,000	$ 987,000
Licenses
Intangible Assets
Balance at beginning of period	987,000
Balance at end of period	831,000	987,000
Cost | Licenses
Intangible Assets
Balance at beginning of period	990,000	900,000
Additions	25,000	90,000
Deconsolidation of subsidiaries	(21,000)
Balance at end of period	$ 831,000	$ 990,000